Related Party Transactions (Detail Textuals 2) ¥ in Millions	1 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Sep. 19, 2016 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2017 CNY (¥)	Jan. 31, 2017
Related Party Transaction [Line Items]
Percentage of ownership of shares to be purchase							55.00%
Common stock issuance for acquisition of BDCG				$ 7,800,000	$ 76,930
Goodwill					$ 6,648,911
Sun Video Group HK Limited | M.Y. Products LLC
Related Party Transaction [Line Items]
Percentage of ownership of shares to be purchase			51.00%
Common stock issuance for acquisition of BDCG			$ 50,000,000
Cash consideration for exchange			800,000
Good faith deposit amount			$ 800,000
BT Capital Global Limited | BT SPA
Related Party Transaction [Line Items]
Proceeds from sale of core assets	$ 14,750,000	¥ 100
Minimum percentage of total consideration to be paid in cash	20.00%					20.00%
Average daily trading value	$ 146,000
Cash consideration	$ 2,950,000
Topgame
Related Party Transaction [Line Items]
Percentage of equity ownership	13.00%					13.00%
Cash consideration | ¥						¥ 100
Pantaflix JV
Related Party Transaction [Line Items]
Percentage of equity ownership	25.00%					25.00%
Cash consideration | ¥						¥ 100
Zhong Hai Shi Xun Media
Related Party Transaction [Line Items]
Percentage of equity ownership	80.00%					80.00%
Goodwill	$ 6,600,000
Cash consideration	$ 0